One National Life Drive
Montpelier, VT 05604

November 16, 2007

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Sentinel Group Funds, Inc.
File No. 333-147375

Ladies and Gentlemen:

On behalf of the Registrant, this Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-14 is being filed to add the representation under Rule 488 that was inadvertently omitted from the initial filing. It is still anticipated that a definitive proxy statement/prospectus will begin mailing to record date shareholders in December , 2007.

Please direct any communications relating to this filing to me at (802) 229-7410.

Very truly yours,

/s/ Kerry A. Jung
Kerry A. Jung
Secretary

Enclosures